Significant Accounting Policies (Details Narrative) (10-K) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	14 Months Ended
	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 14, 2018
Successor [Member]
FDIC insured amount						$ 250
Cash equivalents
Accrued charge-backs		$ 3,998			$ 3,998	3,252
LIFO inventory value exceeds		1,881			1,881	1,275
Impairment of intangible assets						0
Amortization of debt discount						377
Impairment of long-lived assets
Advertising and promotion costs		$ 3,013	$ 2,996	$ 3,353	$ 6,933	$ 8,663
Successor [Member] | Vendor 1 [Member]
Concentration risk, percentage		36.10%	33.20%	32.70%	40.00%	30.50%
Successor [Member] | Vendor 2 [Member]
Concentration risk, percentage		22.30%	26.80%	29.30%	20.60%	27.40%
Successor [Member] | Vendor 3 [Member]
Concentration risk, percentage		17.00%	16.70%	16.00%	16.70%	17.30%
Successor [Member] | Vendor 4 [Member]
Concentration risk, percentage		15.40%	15.90%	13.80%	13.20%	16.80%
Successor [Member] | Minimum [Member]
Goodwill and intangible assets likelihood, percentage						50.00%
Successor [Member] | Minimum [Member] | Manufacturer and Customer Relationships [Member]
Intangible assets useful life						7 years
Successor [Member] | Maximum [Member] | Manufacturer and Customer Relationships [Member]
Intangible assets useful life						12 years
Successor [Member] | Building and Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life						2 years
Successor [Member] | Building and Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life						26 years
Successor [Member] | Vehicles and Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life						2 years
Successor [Member] | Vehicles and Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life						12 years
Successor [Member] | Shipping and Handling [Member]
Shipping and handling included as a component of revenue						$ 1,896
Predecessor [Member]
Cash equivalents
Accrued charge-backs							2,373
LIFO inventory value exceeds							11,930
Amortization of debt discount	$ 136						371
Impairment of long-lived assets
Advertising and promotion costs	$ 2,624						$ 11,027
Predecessor [Member] | Vendor 1 [Member]
Concentration risk, percentage	36.10%						28.90%
Predecessor [Member] | Vendor 2 [Member]
Concentration risk, percentage	21.40%						27.00%
Predecessor [Member] | Vendor 3 [Member]
Concentration risk, percentage	18.20%						21.30%
Predecessor [Member] | Vendor 4 [Member]
Concentration risk, percentage	16.10%						15.00%
Predecessor [Member] | Customer Relationships [Member]
Fully amortized and net carrying value							$ 0
Predecessor [Member] | Minimum [Member] | Manufacturer Relationships [Member]
Intangible assets useful life								13 years
Predecessor [Member] | Maximum [Member] | Manufacturer Relationships [Member]
Intangible assets useful life								18 years
Predecessor [Member] | Building and Improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life								15 years
Predecessor [Member] | Building and Improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life								20 years
Predecessor [Member] | Vehicles and Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life								2 years
Predecessor [Member] | Vehicles and Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life								7 years
Predecessor [Member] | Shipping and Handling [Member]
Shipping and handling included as a component of revenue	$ 603						$ 2,760